21. Financial Risks: Schedule of contractual obligations (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of contractual obligations
	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	1,024,134	-	-	1,024,134
Due to related parties	86,616	-	-	86,616
Lease liabilities	29,921	31,107	-	61,028
Derivative liabilities	1,922,246	-	-	1,922,246
Other liabilities	820,612	-	-	820,612
Total	3,883,529	31,107	-	3,914,636